Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of Group decided to cancel all the shares of options
	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		($)	(Years)	($)
Outstanding, January 1, 2020	157,264	84.64	5.52	5,653
Granted	146,875	19.20
Forfeited	(157,264)	81.92
Outstanding, December 31, 2020	146,875	19.20	2.39	4,828

Outstanding, January 1, 2021	146,875	19.20	2.39	4,828
Granted	-	-	-	-
Forfeited	-	-	-	-
Outstanding, December 31, 2021	146,875	19.20	1.22	-

Outstanding, January 1, 2022	146,875	19.20	1.22	-
Granted	-	-	-	-
Forfeited	-	-	-	-
Outstanding, December 31, 2022	146,875	19.20	1.22	-

Schedule of estimated fair value of options
Year 2020
Risk-free interest rates	0.56%-0.57%
Expected life (years)	3-7 years
Expected volatility	70.6-72.2%
Expected dividend yield	0%
Exercise multiple	2.2
Post-vesting forfeit rate	0%
Fair value of underlying ordinary shares	$16.32-$20.00
Fair value of share option	$8.80-$19.84